Loss Before Income Tax - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Employee Compensation And Remuneration Of Directors [Line Items]
Amount of accrued employees' compensation and remuneration of directors	$ 0	$ 0
Bottom of Range
Disclosure Of Employee Compensation And Remuneration Of Directors [Line Items]
Percentage of accrued employees' compensation and remuneration of directors		0.10%
Top of Range
Disclosure Of Employee Compensation And Remuneration Of Directors [Line Items]
Percentage of accrued employees' compensation and remuneration of directors		1.00%